38
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SPO Partners & Co.
Address:    591 Redwood Highway, Suite 3215
            Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:     William J. Patterson

     Title:    Managing Director and Vice President
     Phone:    (415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson      Mill Valley, CA    4/27/2001
------------------------      ---------------    ---------
      [Signature]               [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $352,872
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

     1            28-4164                 SF Advisory Corp.

     2            28-4166                 SF Advisory Corp. II


                                     Form 13F INFORMATION TABLE

COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
--------------  --------  ----------  ----------  ---------------------  ---------  ---------  ----------------------
                 TITLE                  VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER  OF CLASS  CUSIP        (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
--------------  --------  ----------  ---------- ----------- --- -----  ----------  ---------  --------- ------  ----
BELL & HOWELL
 CO NEW           COM      077852101    $32,958   1,464,800   SH        DEFINED      1,2        1,464,800
ENSCO INTL INC    COM      26874Q100   $107,317   3,066,200   SH        DEFINED      1,2        3,066,200
GULF CANADA
 RES LTD          ORD      40218L305    $65,802  12,007,600   SH        DEFINED      1,2       12,007,600
CRESCENT REAL
 ESTATE EQ        COM      225756105   $115,257   5,077,400   SH        DEFINED      1,2        5,077,400
PURE RESOURCES    COM      74622E102    $27,117   1,405,000   SH        DEFINED      1,2        1,405,000
GULF INDONESIA
 RES LTD.         COM      402284103    $ 4,422     498,000   SH        DEFINED      1,2          498,000